Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
4.
Revenue

Revenue by type of good or service (in thousands)

	2020	2021	2022
Digital Platform Services third-party revenue	$637,568	$845,941	$827,224
Digital Platform Services first-party revenue	395,588	539,737	592,497
Digital Platform Services Revenue	1,033,156	1,385,678	1,419,721
Digital Platform Fulfilment Revenue	213,228	332,504	321,653
Brand Platform Revenue	390,014	467,505	477,146
In-Store Revenue	37,524	70,921	98,160
Total Revenue	$1,673,922	$2,256,608	$2,316,680

Digital Platform services

Digital Platform Services Revenue includes commissions on third-party sales and revenue from first-party sales.

Commission revenue is recognized on a net basis in the Consolidated statement of operations because the Group acts as an agent in these arrangements. The Group primarily acts as a commercial intermediary between sellers and end consumers and earns a commission for this service. Commission revenue is recognized when the goods are dispatched by the seller.

In first-party sales arrangements, the Group sells inventory directly purchased or created by the Group on the Digital Platform where the Group is the principal, and therefore related revenues are recognized on a gross basis. Revenue on the sale of these goods is recognized when the goods are received by the end consumer. For finished goods that have been ordered on the Digital Platform but not yet delivered to the end consumer at the end of the reporting period, revenue is deferred until delivery. These deferred amounts are expected to be recognized within thirty days of reporting period end. The Group expects to fulfill any remaining performance obligations outstanding as of December 31, 2022 within the next ninety days of the reporting period end.

Digital Platform Service Revenue also includes fees charged to sellers for other activities, such as packaging, credit card processing and other transaction processing activities.

At checkout, end consumers are charged for delivery, if applicable, in addition to the price of goods in their basket (refer to Digital Platform Fulfilment Revenue below for a discussion of delivery services). The Group is responsible for the collection of cash from end consumers with payment typically taken in advance of completing its performance obligations.

In arrangements where the Group acts as an agent, cash collections are remitted net to the sellers generally within two months of collection.

Digital Platform Fulfilment Revenue

The Group provides delivery services for goods sold on the Digital Platform, for which revenues are recognized when the goods are delivered to the end consumers. Revenues for delivery services are stated net of promotional incentives and discounts. Digital Platform Fulfilment Revenue also includes fees charged to sellers for the settlement of duties which are recognized concurrently with commissions.

As discussed above, the promise with respect to delivery services is satisfied only when the goods are delivered to the end consumer. Within Digital Platform Fulfilment Revenue, where the delivery services performance obligation has not been satisfied by December 31, 2022, revenue is deferred and is expected to be recognized within ninety days of reporting period end. The transaction price for this performance obligation is the delivery costs charged to the consumer as described above.

Further detail can be found in Note 2.3 (e), Summary of significant accounting policies – Revenue recognition.

Brand Platform Revenue

Brand Platform Revenue includes revenue generated by New Guards operations less revenue from New Guards’: (i) owned e-commerce websites, (ii) direct-to-consumer channel via our Marketplaces and (iii) directly operated stores. Sales are made in the form of first-party sales arrangements to retailers, and therefore related revenues are recognized on a gross basis. Brand Platform revenue is recognized when the goods are delivered to the retailer. For finished goods that have been ordered and produced, but not yet delivered to the retailer at the end of the reporting period, revenue is deferred until delivery.

In-store

The Group has a single performance obligation in respect to In-Store Revenue, which is the sale of finished goods.

Group deferred revenue

At December 31, 2022, the Group recognized deferred revenue of $10.4 million (2021: $15.3 million, 2020: $8.5 million) and customer advances of $20.5 million (2021: $29.1 million, 2020: $16.0 million), which the Group expects to recognize within thirty days of reporting period end. The Group expects to fulfill any remaining performance obligations outstanding at December 31, 2022 within the next ninety days from the reporting period. In 2022, $15.3 million (2021: $8.5 million, 2020: $7.4 million) of revenue deferred in 2021 (2020 and 2019 respectively) and $29.1 million (2021: $16.0 million, 2020: $23.8 million) of customer advances was recognized as revenue.